Employment Benefits - Net Defined Benefit Liability and Asset (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in net defined benefit liability (asset)
Remeasurement component	₩ 44,804	₩ 435,701
Defined benefit obligation
Disclosure of defined benefit plans [line items]
Beginning balance	4,960,645	4,312,702
Changes in net defined benefit liability (asset)
Current service cost	486,139	430,308
Interest cost	173,362	184,169
Remeasurement component	32,568	425,671
Actual payments	(673,863)	(392,336)
Others	(56)	131
Ending balance	4,978,795	4,960,645
Plan assets
Disclosure of defined benefit plans [line items]
Beginning balance	3,551,233	3,349,480
Changes in net defined benefit liability (asset)
Interest cost	124,639	141,108
Remeasurement component	(12,236)	(10,030)
Contributions by the employers	350,970	254,763
Actual payments	(311,819)	(184,088)
Ending balance	₩ 3,702,787	₩ 3,551,233